Shareholder Report, Average Annual Return (Details) 190420_GuideMark Emerging Markets Fund_RS Class_TSR Annual {RS Shares}	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
RS Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuideMark Emerging Markets Fund RS Shares
Average Annual Return, Percent	(1.04%)
MSCI Emerging Markets Index_
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent	(4.74%)